INCOME TAX EXPENSE (BENEFIT)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
INCOME TAX EXPENSE (BENEFIT)
35	INCOME TAX EXPENSE (BENEFIT)

In December 2004, Grindrod Shipping Pte. Ltd. was granted incentives under the Approved International Shipping Enterprise (“AIS”) Scheme, with effect from 10 June 2004. The incentives to the company expired in 2014 and has been renewed through 2024 subject to compliance with specified conditions. As such, the shipping profits of Grindrod Shipping Pte. Ltd. are exempted from income tax under Section 13F of the Singapore Income Tax Act. The shipping profits of the subsidiaries incorporated in Singapore are exempted from income tax under Section 13A of the Singapore Income Tax Act.

Income other than shipping profits are taxable at the prevailing Singapore Corporate income tax rate of 17%. During the year ended 31 December 2023, the Singapore operations recorded loss before tax and current income tax expense of US$10,054,000 and US$209,000 respectively (2022: profit US$100,741,000 and US$348,000; 2021: profit US$130,774,000 and US$49,000). During the year ended 31 December 2023, the non-Singapore operations recorded profit before tax, current income tax and deferred tax of US$1,115,000, US$367,000 and US$107,000 respectively (2022: US$2,626,000, benefit US$256,000 and US$665,000; 2021: US$1,873,000, US$380,000 and benefit US$547,000).

The tax rate used for the 2023, 2022 and 2021 reconciliations below is the corporate tax rate of 17% payable by corporate entities in Singapore on taxable profits under tax law in that jurisdiction. The corporate taxation rates payable by the South African entities in terms of the tax law in South Africa is 27% (2022 and 2021: 28%).

	2023	2022	2021
	US$’000	US$’000	US$’000
Current tax
In respect of the current year	367	428	513
Withholding taxes	306	127	48
In respect of prior years	(97)	(463)	(132)
	576	92	429

Deferred tax
In respect of the current year	107	665	(547)
	107	665	(547)

Income tax expense (benefit)	683	757	(118)

The total charge (credit) for the year can be reconciled to the accounting profit (loss) as follows:

	2023	2022	2021
	US$’000	US$’000	US$’000

(Loss) profit before tax	(8,939)	104,124	132,529

Income tax (benefit) expense calculated at corporate rate	(1,520)	17,701	22,530
Adjusted for:
Effect of income that is exempt from tax	(7,772)	(32,053)	(27,890)
Effect of expenses that are not deductible in determining taxable profit	9,506	15,025	6,204
Effect of different tax rates of subsidiaries operating in other jurisdictions	260	420	(878)
Overprovision of current tax in prior year	(97)	(463)	(132)
Withholding tax	306	127	48
	683	757	(118)

Accounting policy

Income tax expense (benefit) in profit or loss represents the sum of the current and deferred tax (Note 19).

The current tax payable is based on taxable profit for the year. Taxable profit differs from profit as reported in statement of profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are not taxable or tax deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted in countries where the company and subsidiaries operate by the end of the reporting period and any adjustment to tax payable in respect of prior years.

Current tax is recognised as an expense or income in profit or loss, except when they relate to items credited or debited outside profit or loss (either in OCI or directly in equity), in which case the tax is also recognised outside profit or loss (either in OCI or directly in equity, respectively), or where they arise from the initial accounting for a business combination. In the case of a business combination, the tax effect is taken into account in calculating goodwill or determining the excess of the acquirer’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost.